Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2026		Mar. 31, 2025
Assets:
Cash and cash equivalents		¥ 1,334,945		¥ 1,206,573
Restricted Cash		116,154		115,410
Equity securities	[1]	782,413		626,910
Available-for-sale debt securities		2,526,416		2,607,637
Other Assets:
Derivative assets		73,633		43,675
Liabilities:
Short-term debt		572,235		549,680
Deposits		2,625,556		2,449,812
Policy liabilities and Policy account balances (Investment contracts)		1,943,710		1,948,047
Long-term debt		5,965,759		5,733,118
Other Liabilities:
Derivative liabilities		¥ 66,805		¥ 35,543
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Other Liabilities		Other Liabilities
Level 1
Assets:
Cash and cash equivalents		¥ 1,334,945		¥ 1,206,573
Restricted Cash		116,154		115,410
Installment loans (net of allowance for credit losses)		0		0
Equity securities		150,194	[2]	137,014	[3]
Available-for-sale debt securities		7,278		12,243
Other Assets:
Time deposits		0		0
Derivative assets	[4]
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Accounts payable (Contingent consideration)		0		0
Other Liabilities:
Derivative liabilities	[4]
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		50,013		42,940
Equity securities		120,456	[2]	119,466	[3]
Available-for-sale debt securities		2,243,137		2,377,740
Other Assets:
Time deposits		1,924		1,400
Derivative assets	[4]
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		572,235		549,680
Deposits		2,449,230		2,279,207
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,777,695		1,705,485
Accounts payable (Contingent consideration)		0		0
Other Liabilities:
Derivative liabilities	[4]
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		4,039,772		3,975,689
Equity securities		230,596	[2]	162,210	[3]
Available-for-sale debt securities		276,001		217,654
Other Assets:
Time deposits		0		0
Derivative assets	[4]
Reinsurance recoverables (Investment contracts)		277,544		126,480
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		331,178		214,937
Long-term debt		4,111,340		3,973,343
Accounts payable (Contingent consideration)		15,683		15,259
Other Liabilities:
Derivative liabilities	[4]
Carrying amount
Assets:
Cash and cash equivalents		1,334,945		1,206,573
Restricted Cash		116,154		115,410
Installment loans (net of allowance for credit losses)		4,118,777		4,043,271
Equity securities		501,246	[2]	418,690	[3]
Available-for-sale debt securities		2,526,416		2,607,637
Other Assets:
Time deposits		1,924		1,400
Derivative assets	[4]	73,633		43,675
Reinsurance recoverables (Investment contracts)		307,733		138,441
Liabilities:
Short-term debt		572,235		549,680
Deposits		2,439,459		2,280,597
Policy liabilities and Policy account balances (Investment contracts)		390,523		237,702
Long-term debt		5,965,759		5,733,118
Accounts payable (Contingent consideration)		15,683		15,259
Other Liabilities:
Derivative liabilities	[4]	66,805		35,543
Estimated fair value
Assets:
Cash and cash equivalents		1,334,945		1,206,573
Restricted Cash		116,154		115,410
Installment loans (net of allowance for credit losses)		4,089,785		4,018,629
Equity securities		501,246	[2]	418,690	[3]
Available-for-sale debt securities		2,526,416		2,607,637
Other Assets:
Time deposits		1,924		1,400
Derivative assets	[4]	73,633		43,675
Reinsurance recoverables (Investment contracts)		277,544		126,480
Liabilities:
Short-term debt		572,235		549,680
Deposits		2,449,230		2,279,207
Policy liabilities and Policy account balances (Investment contracts)		331,178		214,937
Long-term debt		5,889,035		5,678,828
Accounts payable (Contingent consideration)		15,683		15,259
Other Liabilities:
Derivative liabilities	[4]	¥ 66,805		¥ 35,543

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥132,313 million and ¥137,933 million as of March 31, 2025 and 2026, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥24,960 million and ¥24,845 million as of March 31, 2025 and 2026, respectively.
[2]	The amount of ¥168,854 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥118,666 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”